Mortgage Servicing Assets - Summary of Mortgage Servicing Rights (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Beginning of year mortgage servicing rights	$ 2,072	$ 2,356	$ 2,394
Amounts capitalized	657	386	763
Amortization	(689)	(709)	(801)
Impairment		39
End of year	$ 2,040	$ 2,072	$ 2,356